Reconciliation of liabilities from financing activities (Detail) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	₨ 6,755,190	₨ 3,671,830
Proceeds	2,832,133	3,872,890
Repayment	(2,555,830)	(1,595,767)
Cash flow	1,269,404	3,044,759
IFRS 16 adjustments	1,871,111
Foreign exchange movement	42,587	51,500
Fair value changes	(9,345)	(12,899)
Balance Ending	9,928,947	6,755,190
Movement in short term borrowings	993,101	767,636
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	6,658,311	3,485,865
Proceeds	2,832,133	3,872,890
Repayment	(2,336,301)	(1,506,681)
Cash flow	1,488,933	3,133,845
IFRS 16 adjustments	(77,750)
Foreign exchange movement	42,587	51,500
Fair value changes	(9,345)	(12,899)
Balance Ending	8,102,736	6,658,311
Movement in short term borrowings	993,101	767,636
Finance lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	96,879	185,965
Cash flow		(89,086)
Foreign exchange movement
Fair value changes
Balance Ending		96,879
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	96,879
Repayment	(219,529)	(89,086)
Cash flow	(219,529)
IFRS 16 adjustments	1,948,861
Foreign exchange movement	0
Fair value changes	0
Balance Ending	₨ 1,826,211	₨ 96,879